Convertible Preferred Stock and Common Stock (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2020
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Noncumulative dividends annual rate		$ 0.0709
Voting rights, description		The holders of the Voting convertible preferred stock, voting as a separate class, were entitled to elect three directors to the Company’s Board of Directors. The holders of the Company’s common stock were entitled to elect two directors to the Company’s Board of Directors. The holders of the common stock and Senior convertible preferred stock, voting as a single class of stock, assuming a full conversion, elected all remaining directors of the Company. The Company was prohibited from taking certain material actions unless approved by the holders of 60% of the then outstanding shares of Voting convertible preferred stock.
Liquidation preference per share		$ 0.8863
Conversion of stock ,description		The holders of the Senior and Junior convertible preferred stock had the option to convert each share into one share of common stock.
Shares of Senior and Junior convertible preferred stock, description		(i) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to a registration statement under the Securities Act of 1933, as amended, provided that the offering price per share was not less than $10.00 (as may be adjusted for stock splits, recapitalizations, and the like) and the aggregate gross proceeds to the Company were not less than $90.0 million, or (ii) upon the Company’s receipt of the written consent of the holders of at least 60% of the then outstanding shares of Voting convertible preferred stock (voting as a single class and on an as-converted basis) or, if later, the effective date for conversion specified in such requests to the conversion of all then outstanding shares of convertible preferred stock.
Convertible preferred stock shares (in Shares)		1,000,000
Series E-1 Conversion to Series D [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Convert shares into equivalent number of shares (in Shares)	6,293,581
Conversion stock value (in Dollars)	$ 31.9
Original issue price and liquidation preference	$ 5.0763
Series A convertible preferred stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Noncumulative dividends annual rate		$ 0.0473
Series B convertible preferred stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Noncumulative dividends annual rate		0.1378
Liquidation preference per share		1.7226
Series C convertible preferred stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Noncumulative dividends annual rate		0.3456
Liquidation preference per share		4.3189
Series D convertible preferred stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Noncumulative dividends annual rate		0.4061
Series E convertible preferred stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Noncumulative dividends annual rate		0.5031
Liquidation preference per share		6.2894
Series D convertible preferred stock
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Noncumulative dividends annual rate		0.4061
Liquidation preference per share		5.0763
Series A convertible preferred stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Liquidation preference per share		0.5909
Series D convertible preferred stock
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Liquidation preference per share		$ 5.0763